Parent entity financial information	12 Months Ended
Jun. 30, 2023
Disclosure Of Parent Entity Financial Information [Abstract]
Parent entity financial information	Parent entity financial information
a.    Summary financial information
The parent entity financial information disclosure is an Australian Disclosure Requirement as required by Corporations Regulations 2001. The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Balance Sheet
Current Assets	28,850	4,948
Total Assets	890,120	853,380

Current Liabilities	11,941	9,210
Total Liabilities	15,282	13,227

Shareholders' Equity
Issued Capital	1,249,123	1,165,309
Reserves
Foreign Currency Translation Reserve	(261,377)	(227,441)
Share Options Reserve	86,274	82,619
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(212,165)	(193,317)
	874,824	840,139

Loss for the period	(18,848)	(19,305)
Total comprehensive loss for the period	(18,848)	(19,305)
(1)We have corrected for immaterial errors in the year ended June 30, 2022 within the parent entity note disclosure above. We do not believe this correction is material to the consolidated financial statements in any period presented.
b.    Contingent liabilities of the parent entity
(i)    Central Adelaide Local Health Network Incorporated (“CALHNI”) (formerly Medvet)
Mesoblast Limited acquired certain intellectual property relating to our MPCs, or Medvet IP, pursuant to an Intellectual Property Assignment Deed, or IP Deed, with Medvet Science Pty Ltd, or Medvet. Medvet’s rights under the IP Deed were transferred to Central Adelaide Local Health Network Incorporated, or CALHNI, in November 2011. In connection with its use of the Medvet IP, on completion of certain milestones Mesoblast Limited will be obligated to pay CALHNI, as successor in interest to Medvet, (i) certain aggregated milestone payments of up to $2.2 million and single-digit royalties on net sales of products covered by the Medvet IP, for cardiac muscle and blood vessel applications and bone and cartilage regeneration and repair applications, subject to minimum annual royalties beginning in the first year of commercial sale of those products and (ii) single-digit royalties on net sales of the specified products for applications outside the specified fields.